Interim consolidated statement of comprehensive income/(loss) - unaudited - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Interim consolidated statement of comprehensive income/(loss) - unaudited
Profit/(loss) for the period	£ 20,374	£ 6,306	£ (5,383)	£ (20,210)
Items that may be reclassified to profit or loss
Movement on hedges	3,897	2,106	(5,369)	1,718
Income tax (expense)/credit relating to movements on hedges	(975)	(516)	1,342	(419)
Other comprehensive income/(loss) for the period, net of income tax	2,922	1,590	(4,027)	1,299
Total comprehensive income/(loss) for the period	£ 23,296	£ 7,896	£ (9,410)	£ (18,911)